SUPPLEMENT DATED MARCH 25, 2022

TO THE PACIFIC FUNDS SUMMARY PROSPECTUS DATED AUGUST 1, 2021

FOR PACIFIC FUNDS PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

This supplement revises the Pacific Funds Summary Prospectus dated August 1, 2021 for Pacific Funds Portfolio Optimization Moderate-Conservative (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

In the Principal Risks subsection, Small-Capitalization Companies Risk is removed.